COMMITMENTS AND CONTINGENCIES (Details Narrative)							1 Months Ended	12 Months Ended
	Dec. 21, 2023 USD ($)	Jul. 14, 2023 $ / shares shares	Jul. 13, 2023 shares	May 18, 2023 shares	Apr. 13, 2023 USD ($) shares	Feb. 23, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 26, 2023 $ / shares	Dec. 01, 2023 USD ($)	Jun. 28, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares
Product Liability Contingency [Line Items]
Maximum Number Of Days Available To Underwriters To Purchase Units								45 days
Underwriting Cash Discount Per Unit | $ / shares								$ 0.20
Underwriter Cash Discount | $								$ 5,000,000
Aggregate Deferred Underwriting Fee Payable | $								750,000
Aggregate Underwriter Deferred Portion | $								10,062,500
Deferred offering costs | $											$ 10,812,500	$ 10,812,500
Aggregate Underwriter Cash Discount | $								$ 750,000
Deferred Underwriting Discount | $											$ 10,812,500
Number of shares agreed to transfer								750,000
Number Of Non-Redeemable Transferable Shares								750,000
Fair Value Of Non Redeemable Shares | $								$ 118,298
Advisory Fees Payable in Cash | $					$ 300,000
Common Stock, Par or Stated Value Per Share | $ / shares							$ 0.0001	$ 0.0001				$ 0.0001
Convertible Notes Payable [Member]
Product Liability Contingency [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										15.00%
Debt Instrument, Face Amount | $										$ 2,000,000
First Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of Trading Activities and Management of Related Risks								20 out of any 30 consecutive Trading Days
Second Share Price Target [Member] | Secound Share Price Target [Member]
Product Liability Contingency [Line Items]
Description of Trading Activities and Management of Related Risks								20 out of any 30 consecutive Trading Days during
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Share Price | $ / shares							$ 12.50	$ 12.50
Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Sale percentage							0.002%	0.002%
Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Business Acquisition, Share Price | $ / shares							$ 12.50	$ 12.50
Merger Agreement [Member] | Second Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Business Acquisition, Share Price | $ / shares							$ 15.00	$ 15.00
Common Stock [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues				26,946,271
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
Common Stock [Member] | Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares							6,000,000
Merger Agreement [Member]
Product Liability Contingency [Line Items]
Business combination description								(a) $80,000,000 less (b) the amount by which Net Working Capital at Closing is less than $0, if any, less (c) Company Transaction Expenses, less (d) Company Indebtedness at Closing, less (e) the product of (i) the number of Rollover RSUs, multiplied by (ii) $10.00. Capitalized terms used herein have the meanings assigned in the Merger Agreement.
Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Proceeds from Loans | $	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Advisory Services Agreement [Member]
Product Liability Contingency [Line Items]
Sponsor Fees | $								$ 2,000,000.0
Advisory Services Agreement [Member] | Convertible Notes [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services							2,000,000
Advisory Services Agreement [Member] | Working Capital Loans [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services							1,000,000
Common Class A [Member]
Product Liability Contingency [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001
Share Price | $ / shares							$ 1.00	$ 1.00
Common Class A [Member] | Investment Advisory, Management and Administrative Service [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, Issued for Services			80,000		50,000
Common Class A [Member] | Loan And Transfer Agreementt [Member]
Product Liability Contingency [Line Items]
Share Price | $ / shares							$ 10.00	$ 10.00
New Sponsor [Member] | Purchase Agreement [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues		6,834,333
New Sponsor [Member] | Underwriting Agreement [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 1.00
New Sponsor [Member] | Common Class A [Member] | Purchase Agreement [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues		4,317,500
Sponsor [Member] | Merger Agreement [Member] | First Commercial Sale [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Sponsor [Member] | Merger Agreement [Member] | First Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Sponsor [Member] | Merger Agreement [Member] | Second Share Price Target [Member]
Product Liability Contingency [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								1,000,000
Measurement Input, Share Price [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input							0.15	0.15
Measurement Input, Default Rate [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input							0.05	0.05
Measurement Input, Option Volatility [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input							0.016	0.016
Measurement Input, Discount Rate [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input							0.0414	0.0414
Measurement Input, Price Volatility [Member]
Product Liability Contingency [Line Items]
Servicing Liability, Measurement Input							10.51	10.51
Over-Allotment Option [Member]
Product Liability Contingency [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						3,750,000		3,750,000
IPO [Member]
Product Liability Contingency [Line Items]
Sale of Stock, Number of Shares Issued in Transaction						28,750,000
Deferred Fee Per Unit | $ / shares							$ 0.35	$ 0.35
Aggregate Underwriter Deferred Portion | $							$ 10,062,500
Deferred offering costs | $							$ 10,812,500	$ 10,812,500
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 11.50
IPO [Member] | Private Placement Warrants [Member]
Product Liability Contingency [Line Items]
Share Price | $ / shares						$ 1.50
IPO [Member] | Common Class A [Member]
Product Liability Contingency [Line Items]
Stock Issued During Period, Shares, New Issues						25,000,000